Lease Liability (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Beginning balance	$ 81,947	$ 89,215
Additional capitalized leases	17,759	22,158
Lease payments	(35,980)	(32,952)
Accretion and other movements	(212)	3,526
Ending balance	63,514	81,947
Current lease liabilities			$ 33,473	$ 32,781
Non-current lease liabilities			30,041	49,166
Lease Liabilities	$ 63,514	$ 81,947	$ 63,514	$ 81,947